Condensed Consolidated Statements of Cash Flows (unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities [abstract]
Net income	$ 8,976,408	$ 9,619,520
Adjustments to reconcile net income to net cash provided by operating activities [abstract]
Non-controlling interests	3,411,129	3,181,640
Depreciation and amortization expense	2,020,329	1,488,333
Stock-based compensation	950,602	1,266,117
Gain on equity investments in affiliates due to proportional shares of the affiliates net income	(1,774,398)	139,992
Gain on disposal of portion equity of subsidiary to noncontroling interest	(40,751)
Dividends income	(14,882)
Loss on disposal of property and equipment	22,497	(4,587)
Bad debt expense	(1,649)	6,696
(Increase) Decrease in assets [abstract]
Restricted cash	1,081,537	(1,627,697)
Accounts receivable	(17,758,732)	(9,229,895)
Inventories	(2,501,865)	(48,844)
Prepaid expenses and other current assets	2,618,533	(13,047,015)
Other receivables	(2,249,306)	(4,040,994)
Cost of estimated earnings in excess of billings on uncompleted contracts	(4,134,188)	(5,862,734)
Other assets	44,701	561,598
(Decrease)Increase in liabilities [abstract]
Accounts payable	(4,504,189)	8,276,361
Billings in excess of costs and estimated on uncompleted contracts	(693,851)	(5,215,824)
Accrued expenses and other current liabilities	(2,880,903)	1,638,264
Other long-term liability	107,898
Net cash used in operating activities	(17,321,080)	(12,899,069)
Cash flows from investing activities [abstract]
Proceeds from disposal of property and equipment	22,530	58,092
Purchases of property and equipment	2,301,569	532,380
Payments for acquisition of companies	203,927	259,484
Purchases of intangible assets	699,452	2,422,365
Payments for land use right	3,617,974
Purchase of long-term investment		735,500
Dividends from equity or cost investees	68,444	110,161
Net cash used in investing activities	(6,731,948)	(3,781,476)
Cash flows from financing activities [abstract]
Proceeds from short-term borrowings	7,398,970	8,899,550
Payments of short-term borrowings	(12,100,240)	(7,502,100)
Non-controlling interest shareholders capital contribution	8,285,025
Payment of dividends to noncontrolling interests from subsidiaries	(1,535,651)
Proceeds from issuing common stocks		10,000,000
Payments of transaction costs related to stock issuance		(610,549)
Net cash provided by financing activities	2,048,104	10,786,901
Effect of foreign currency translation	1,038,732	451,713
Net decrease in cash and cash equivalents	(20,966,192)	(5,441,931)
Cash and cash equivalents beginning of period	43,916,597	27,400,420
Cash and cash equivalents end of period	22,950,405	21,958,489
Supplemental disclosures of cash flow information [abstract]
Interest paid	682,959	326,058
Income taxes paid	1,499,014	599,848
Supplemental disclosures of cash flow for non-cash transaction [abstract]
Dividends receivable from equity or cost investees	703,696
Non-controlling interest shareholders capital contribution	115,605
Noncontrolling interest shareholders'contributed intangible assets as investment	$ 6,878,467